CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues	$ 30,318,816	$ 31,976,268	$ 83,926,614
Cost of revenues (including share-based compensation expense of US$(22,682), US$21,434 and US$20,456 in 2022, 2023 and 2024, respectively)	(8,762,910)	(6,035,768)	(13,070,923)
Gross profit	21,555,906	25,940,500	70,855,691
Operating expenses:
General and administrative expenses (including share-based compensation expense of US$1,237,663, US$512,837 and US$53,290 in 2022, 2023 and 2024, respectively)	(2,990,392)	(4,384,720)	(11,907,809)
Research and development expenses (including share-based compensation expense of US$545,673, US$180,355 and US$60,297 in 2022, 2023 and 2024, respectively)	(3,818,394)	(7,210,687)	(15,523,180)
Sales and marketing expenses (including share-based compensation expense of US$59,974, US$(10,061) and US$517 in 2022, 2023 and 2024, respectively)	(15,056,063)	(17,674,610)	(44,378,533)
Other operating income (loss), net	462,284	793,685	2,441,559
Total operating expenses	(21,402,565)	(28,476,332)	(69,367,963)
Income (loss) from operations	153,341	(2,535,832)	1,487,728
Interest (expenses) income, net	(65,742)	(28,443)	(1,362,001)
Impairment loss of investment	0	0	0
Foreign exchange (loss) gain, net	(15,034)	(10,829)	(93,145)
Fair value change of derivatives			553,707
Income (loss) before income taxes	72,565	(2,575,104)	586,289
Income tax expenses	(8,996)	(20,837)	(9,058)
Share of loss in equity method investment			(62,217)
Net income (loss)	63,569	(2,595,941)	515,014
Net income (loss) attributable to ordinary shareholders	$ 63,569	$ (2,595,941)	$ 515,014
Net income (loss) per ordinary share:
Basic (in dollars per share)	$ 0.00001	$ (0.0005)	$ 0.0001
Diluted (in dollars per share)	$ 0.00001	$ (0.0005)	$ 0.0001
Weighted average shares used in calculating net loss per ordinary share:
Basic (in shares)	4,837,255,456	4,837,255,456	4,591,748,099
Diluted (in shares)	4,858,518,429	4,837,255,456	4,592,307,849
ADS
Net income (loss) per ordinary share:
Basic (in dollars per share)	$ 0.01	$ (0.35)	$ 0.07
Diluted (in dollars per share)	$ 0.01	$ (0.35)	$ 0.07